FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 14,437	$ 9,041
Prepayments	1,215	950
Financial assets pledged as collateral for liabilities or contingent liabilities	3,832	3,509
Other provisions, provisions for decommissioning costs, deferred revenue, net defined benefit liability and liabilities classified as held for sale	6,913	4,044
Disclosure of financial liabilities [line items]
Financial liabilities	31,982	15,904
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	385	311
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	159	48
Other Liabilities (Amortized cost)
Disclosure of financial liabilities [line items]
Financial liabilities	31,438	15,545
FVTPL
Disclosure of financial assets [line items]
Financial assets	883	480
FVOCI
Disclosure of financial assets [line items]
Financial assets	4,612	376
Amortized cost
Disclosure of financial assets [line items]
Financial assets	8,942	8,185
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	9,583	5,038
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	385	311
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	159	48
Accounts payable and other | Other Liabilities (Amortized cost)
Disclosure of financial liabilities [line items]
Financial liabilities	9,039	4,679
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	22,399	10,866
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Other Liabilities (Amortized cost)
Disclosure of financial liabilities [line items]
Financial liabilities	22,399	10,866
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	1,986	1,949
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets	1,986	1,949
Accounts receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	5,631	5,160
Accounts receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	67
Accounts receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	5,631	5,093
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	577	563
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	577	563
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	6,243	1,369
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	883	413
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	4,612	376
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets	$ 748	$ 580